Income From Reinsurance Ceded - Summary of Income From Reinsurance Ceded (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income From Reinsurance Ceded [abstract]
Recovered claims and benefits	€ 3,367	€ 3,127	€ 3,669
Change in technical provisions	(53)	372	497
Commissions	218	241	122
Total	€ 3,532	€ 3,740	€ 4,288